[SRSY LOGO]                                  Stradley Ronon Stevens & Young, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120

Mark A. Sheehan
MSheehan@Stradley.com
215-564-8027

                                January 10, 2008

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:  Mr. Chad D. Eskildsen

     Re:  MGI Funds (the "Trust") - Preliminary Information Statement

Ladies and Gentlemen:

     Enclosed for filing, on behalf of the Trust's series,  the MGI US Small/Mid
Cap  Value  Equity  Fund  (the  "Fund"),  pursuant  to Rule  14c-5(a)  under the
Securities Exchange Act of 1934, as amended,  are the Schedule 14(c) Information
cover  page  and  the  Preliminary   Information   Statement.   The  Preliminary
Information  Statement  relates to a new  subadvisory  agreement  between Mercer
Global  Investments,  Inc., the Fund's  investment  advisor,  and NWQ Investment
Management  Company,  LLC,  which was approved by the Trust's  Board of Trustees pursuant to the Trust's  multi-manager SEC exemptive order (see In the Matter of
MGI Funds and Mercer Global  Investments,  Inc., ICA Release No. 27200 (Dec. 28,
2005)). We intend to file a Definitive  Information  Statement ten calendar days from the date of this  filing,  and expect to commence  mailing to  shareholders shortly thereafter.

     If you have any questions or comments  regarding  this filing,  please call the undersigned at the above phone number.

                                                          Very truly yours,

                                                          /s/ Mark A. Sheehan

                                                          Mark A. Sheehan

cc:      Ms. Evelyn DeSimone (w/enclosures)